Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Kearny Financial Corp.
Amendment Flag	false
Entity Central Index Key	0001617242
EBP 003
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Kearny Financial Corp.
Amendment Flag	false
Entity Central Index Key	0001617242